Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2022	December 31, 2021
In-process precious metals	$159.4	$116.2
Ore in stockpiles	10.0	25.4
Parts and supplies	57.2	61.0
Dore, and refined precious metals	7.6	7.0
	234.2	209.6
Less: Long-term inventory	—	(10.6)
	$234.2	$199.0